                        ANNUAL REPORT, August 31, 2002

                          THE FBR RUSHMORE FUND, INC.

                4922 Fairmont Avenue, Bethesda, Maryland 20814

                        800.622.1386      301-657-1570

--------------------------------------------------------------------------------



                                                               October 10, 2002
Dear Shareholder,

   During the past six months, the economy and the financial markets have been plagued by a preponderance of negative headlines emanating from corporate America and the mounting likelihood of war. The global economy is recovering more slowly than most anticipated, as consumer and business confidence has remained pessimistic. The bursting of the corporate bubble has been devastating for many investors. But just as irrational exuberance created that bubble, irrational pessimism will create opportunities - and many of them. For investors, patience is a virtue and we believe The FBR U.S. Government Bond Portfolio (the "Bond Fund") will continue to provide you the investment opportunity that you desire.

   With substantial monetary and fiscal stimulus in the pipeline, the economy needs time to heal to sufficiently gain momentum towards a long-term recovery. The Federal Reserve (the "Fed") has become increasingly concerned about the lack of anticipated business investment, as well as the geopolitical cloud weighing on consumers and investors. A seemingly never-ending string of declining equity prices has not helped their cause either. These headwinds for the economy will take more time to subside, but subside they will. Low interest rates and a thriving housing market are currently supporting economic growth. As companies continue to repair their balance sheets, capital spending will increase and earnings will rise. In the meantime, however, we are rewriting the history books in many ways. No longer will Americans take freedom or democracy for granted, nor will investors blindly buy assets that have no value.

   The most likely outcome in the period ahead is that the Fed will keep interest rates at historically low levels and time will heal the economy's woes. The markets will most likely continue to display considerable volatility until a turning point is established. Volatility only adds to the opportunity that we see ahead for the Bond Fund investors. The uncertainty regarding the timing and breadth of the economic recovery, coupled with the fear of war with Iraq, will likely keep investors seeking "safe haven" investments.

   The Bond Fund invests principally in U.S. Treasury notes and bonds and in other U.S. Government securities that present minimal credit risk. The Bond Fund utilizes futures and options strategies to protect the underlying investments from adverse interest rate movements and/or to increase the total return of the Bond Fund. Our objective is to achieve a high total rate of return consistent with investments in U.S. Government securities.

Sincerely,
/s/ Patrice Milton-Blue
Patrice Milton-Blue
Bradford & Marzec, Inc.
Subadviser of The FBR Rushmore Fund, Inc.

                                    [CHART]


                       FBR U.S. Government Bond Portfolio
                              --------------------
             Comparison of Change in Value of $10,000 Investment in
                             Fund Shares vs. Indices
                                   (unaudited)

           Rushmore U.S.   Lehman Brothers   Lehman Brothers   Lehman Brothers
            Government       Intermediate     Long Treasury      Government
           Bond Portfolio  Government Index    Bond Index        Bond Index
           --------------  ----------------  ---------------  ---------------
8/31/1992     $10,000          $10,000           $10,000           $10,000
8/31/1993     $12,092          $10,868           $12,171           $11,222
8/31/1994     $10,848          $10,839           $11,265           $10,965
8/31/1995     $12,621          $11,810           $13,175           $12,160
8/31/1996     $12,673          $12,337           $13,361           $12,610
8/31/1997     $14,186          $13,329           $15,130           $13,787
8/31/1998     $16,932          $14,564           $18,309           $15,479
8/31/1999     $16,000          $14,893           $17,393           $15,500
8/31/2000     $17,731          $15,816           $19,474           $16,701
8/31/2001     $19,586          $17,631           $21,765           $18,644
8/31/2002     $20,828          $19,196           $24,106           $20,394




                         Average Annual Total Returns*
                     For the Periods Ended August 31, 2002
                                                 One Year Five Year Ten Year
                                                 -------- --------- --------
   FBR U.S. Government Bond Portfolio              6.34%    9.19%    7.98%
   Lehman Brothers Intermediate Government Index   8.88%    7.57%    6.74%
   Lehman Brothers Long Treasury Bond Index       10.75%    9.76%    9.20%
   Lehman Brothers Government Bond Index           9.39%    8.15%    7.39%

  *TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The indices are unmanaged and unlike the Fund have no management fees or operating cost that reduce reported returns. The Lehman Brothers Intermediate Government Index is a market value weighted index of U.S. Government fixed-rate debt issues with maturities between five and ten years. The Lehman Brothers Long Treasury Bond Index is a market value weighted index of U.S. Government fixed-rate debt issues with maturities between fifteen and thirty years. The Lehman Brothers Government Bond Index is a market value weighted index of U.S. Government and government agency fixed-rate debt issues with maturities of one year or more. The graph assumes a hypothetical investment of $10,000 initial investment in the Fund and reflects all Fund expenses and reinvestment of distributions.

  For more complete information on the Fund, including fees and expenses, call
  1.800.343.3355 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
                                       2

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENT OF NET ASSETS
August 31, 2002

                                                                                 Face        Value
                                                                                Amount      (Note 1)
                                                                              ----------- -----------
U.S. TREASURY OBLIGATIONS: 37.2%
 U.S. Treasury Bonds, 7.625%, 11/15/22....................................... $ 2,500,000 $ 3,306,250
 U.S. Treasury Bonds, 7.625%, 2/15/25........................................   3,300,000   4,409,110
 U.S. Treasury Bonds, 6.875%, 8/15/25........................................   4,000,000   4,942,500
                                                                                          -----------
 Total U.S. Treasury Obligations (Cost $10,953,035)..........................              12,657,860
                                                                                          -----------
SHORT-TERM INVESTMENTS: 66.1%
Repurchase Agreement: 2.7%
  With Mizuho Securities, Inc. dated 8/30/02 at 1.7% to be repurchased at $931,176 on 9/3/02, collateralized by $968,906 in U.S. Treasury Bills,
  due 1/16/03 (Cost $931,000)................................................     931,000     931,000
U.S. Treasury Bill: 63.4%
 1.60% due 10/10/02 (Cost $21,558,037).......................................  21,595,000  21,558,037*
                                                                                          -----------
 Total Short-term Investments (Cost $22,489,037).............................              22,489,037
                                                                                          -----------
Total Investments: 103.3% (Cost $33,442,072).................................              35,146,897
Written Options, at fair value: (4.2)% (Premium $1,018,609)..................              (1,433,544)
Variation Margin on Financial Futures Contracts: (0.2)%......................                 (65,938)
Other Assets less Liabilities: 1.1%..........................................                 364,280
                                                                                          -----------
Net Assets: 100.0%...........................................................             $34,011,695
                                                                                          ===========
Net Asset Value Per Share (Based on 2,950,835 Shares Outstanding)............                  $11.53
                                                                                          ===========
Net Assets Consist of:
 Paid-in Capital.............................................................             $32,792,642
 Accumulated Net Realized Gain on Investments, Options, and Futures..........                 402,220
 Net Unrealized Appreciation of Investments, Options, and Futures............                 816,833
                                                                                          -----------
 Net Assets..................................................................             $34,011,695
                                                                                          ===========


--------------------------------------------------------------------------------
                                      3

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENT OF NET ASSETS (continued)
August 31, 2002

                                                        Expiration    Actual
                                                           Date      Contracts  Fair Value
                                                      -------------- --------- ------------
Written Options
 Eurodollar Futures Call, Strike Price $97.00........  December 2002      40      (122,000)
 Eurodollar Futures Call, Strike Price $98.25........  December 2002     100       (35,000)
 Eurodollar Futures Put, Strike Price $97.25.........  December 2002      31          (388)
 Eurodollar Futures Call, Strike Price $98.00........      June 2003      55       (45,375)
 Eurodollar Futures Call, Strike Price $98.25........      June 2003     110       (64,625)
 Eurodollar Futures Call, Strike Price $98.50........      June 2003     110       (45,375)
 U.S. Treasury Bond Future Call, Strike Price $107.00 September 2002     166      (513,562)
 U.S. Treasury Bond Future Call, Strike Price $109.00 September 2002     200      (337,500)
 U.S. Treasury Bond Future Put, Strike Price $108.00. September 2002     411      (269,719)
                                                                     --------- ------------
Total Fair Value of Written Options (Premium $1,018,609) (Note 2)...   1,223    (1,433,544)
                                                                     ========= ============

                                                                               Depreciation
                                                                               ------------
Futures Contracts Sold
 U.S. Treasury Bond Futures.......................... September 2002     211      (473,057)
                                                                               ------------

---------------------
*A portion of the security is pledged for options written.


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      4

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENT OF OPERATIONS
For the Year Ended August 31, 2002

Interest Income........................................................... $  757,584
                                                                           ----------
Expenses
 Investment Advisory Fee (Note 4).........................................     85,323
 Administrative Fee (Note 4)..............................................     51,194
 Interest Expense.........................................................        325
                                                                           ----------
   Total Expenses.........................................................    136,842
                                                                           ----------
Net Investment Income.....................................................    620,742
                                                                           ----------
Net Realized Gain from:
 Investments, Purchased Options, and Futures..............................    360,914
 Written Options..........................................................    296,591
Net Change in Unrealized Appreciation on Investments, Options, and Futures   (198,218)
                                                                           ----------
Net Realized and Unrealized Gain on Investments...........................    459,287
                                                                           ----------
Net Increase in Net Assets Resulting from Operations...................... $1,080,029
                                                                           ==========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      5

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended August 31,

                                                                        2002          2001
                                                                    ------------  -----------
From Investment Activities
 Net Investment Income............................................. $    620,742  $   585,821
 Net Realized Gain (Loss) from:
   Investments, Purchased Options, and Futures.....................      360,914       (2,396)
   Written Options.................................................      296,591           --
 Change in Net Unrealized Appreciation on Investments, Options, and
   Futures.........................................................     (198,218)     637,929
                                                                    ------------  -----------
   Net Increase in Net Assets Resulting from Operations............    1,080,029    1,221,354
                                                                    ------------  -----------
Distributions to Shareholders
 From Net Investment Income........................................     (620,742)    (585,821)
                                                                    ------------  -----------
From Share Transactions
 Net Proceeds from Sales of Shares.................................   30,479,994    8,540,482
 Reinvestment of Distributions.....................................      587,674      543,970
 Cost of Shares Redeemed...........................................  (10,905,354)  (8,118,921)
                                                                    ------------  -----------
   Net Increase in Net Assets Resulting from Share Transactions....   20,162,314      965,531
                                                                    ------------  -----------
   Total Increase in Net Assets....................................   20,621,601    1,601,064
Net Assets--Beginning of Year......................................   13,390,094   11,789,030
                                                                    ------------  -----------
Net Assets--End of Year............................................ $ 34,011,695  $13,390,094
                                                                    ============  ===========
Number of Shares
 Sold..............................................................    2,666,760      783,869
 Issued in Reinvestment of Distributions...........................       51,765       49,668
 Redeemed..........................................................     (954,858)    (747,247)
                                                                    ------------  -----------
   Net Increase in Shares..........................................    1,763,667       86,290
                                                                    ============  ===========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      6

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


FINANCIAL HIGHLIGHTS

                                                      For the Years Ended August 31,
                                               --------------------------------------------
                                                 2002     2001     2000     1999      1998
                                               -------  -------  -------  --------  -------
Per Share Operating Performance:
 Net Asset Value--Beginning of Year........... $ 11.28  $ 10.71  $ 10.17  $  11.27  $  9.92
                                               -------  -------  -------  --------  -------
 Income from Investment Operations:
   Net Investment Income......................    0.45     0.52     0.52      0.50     0.53
   Net Realized and Unrealized Gain (Loss) on
     Investments, Options, and Futures........    0.25     0.57     0.54     (1.10)    1.35
                                               -------  -------  -------  --------  -------
     Total from Investment Operations.........    0.70     1.09     1.06     (0.60)    1.88
                                               -------  -------  -------  --------  -------
 Distributions to Shareholders:
   From Net Investment Income.................   (0.45)   (0.52)   (0.52)    (0.50)   (0.53)
                                               -------  -------  -------  --------  -------
 Net Increase (Decrease) in Net Asset Value...    0.25     0.57     0.54     (1.10)    1.35
                                               -------  -------  -------  --------  -------
 Net Asset Value--End of Year................. $ 11.53  $ 11.28  $ 10.71  $  10.17  $ 11.27
                                               =======  =======  =======  ========  =======
Total Investment Return.......................   6.34%   10.46%   10.82%   (5.51)%   19.35%

Ratios to Average Net Assets:
 Expenses.....................................   0.80%    0.80%    0.80%     0.80%    0.80%
 Net Investment Income........................   3.62%    4.79%    5.12%     4.57%    4.98%
Supplementary Data:
 Portfolio Turnover Rate......................     29%       0%       9%       46%      49%
 Net Assets at End of Year (in thousands)..... $34,012  $13,390  $11,789  $ 12,837  $27,260
 Number of Shares Outstanding at
   End of Year (in thousands).................   2,951    1,187    1,101     1,262    2,419


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      7

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


NOTES TO FINANCIAL STATEMENTS
August 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

  The FBR Rushmore Fund, Inc. (the "Fund"), formerly The Rushmore Fund, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of one portfolio, the FBR U.S. Government Bond Portfolio, formerly the Rushmore U.S. Government Bond Portfolio. On August 31, 2002, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America which may require management to make certain estimates and assumptions at the date of the financial statements.

  Security Valuation Securities are valued at the last quoted sales price. If a sale is not reported on a given day, the security is valued at the mean between the most recent quoted bid and asked prices. Options are all exchange traded and are valued at the last sale price. Financial futures contracts are traded on exchanges and are stated at market value. The value of assets for which no quotations are readily available, including restricted securities, are valued at fair value in good faith by the Board of Directors or at their direction.

  Investment Transactions Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gain and loss from security transactions are computed on an identified cost basis. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities.

  Repurchase Agreements The Fund invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund's custodian takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  Distributions Net investment income is computed and dividends are declared daily in the Fund. Income dividends in this portfolio are paid monthly. Distributions paid by the Fund are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

  Options The Fund is authorized to purchase and write covered call and put options. When the Fund purchases an option, the premium paid is recorded as an investment and its value is marked-to-market daily. The risk associated with purchasing options is limited to the premium originally paid. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing

--------------------------------------------------------------------------------
                                      8

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


NOTES TO FINANCIAL STATEMENTS (continued)

  purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Net Assets. The contract or notional amounts reflect the extent of the Fund's involvement in these financial instruments. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. The Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks.

  Futures Contracts The Fund may enter into futures contracts and options on futures contracts for the purposes of hedging investments, enhancing investment performance, remaining fully invested and reducing transaction costs. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). After a futures contract position is opened, the value of the contract is marked-to-market daily. Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. The Fund's ability to effectively utilize futures involves the risk of imperfect price correlation between the futures contracts and their underlying security.

  Federal Income Taxes The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no federal income tax provision is required. At August 31, 2002, the Fund had capital loss carry forwards of $85,135, $167,754, $2,396, and $230,488 which expire on August 31, 2005, 2008, 2009, and 2010 respectively.

2. OPTIONS WRITTEN

  As of August 31, 2002, portfolio securities valued at $2,763,738 were held by the custodian as cover for call and put options written by the Fund. Transactions in options written during the year ended August 31, 2002 were as follows:

                                                       Number of   Premiums
                                                       Contracts   Received
                                                       --------- -----------
   Options outstanding at August 31, 2001.............      --   $        --
   Options written....................................   5,113     3,381,493
   Options terminated in closing purchase transactions  (3,040)   (1,928,070)
   Options expired....................................    (125)      (27,564)
   Options exercised..................................    (725)     (407,250)
                                                       --------- -----------
   Options outstanding at August 31, 2002.............   1,223   $ 1,018,609
                                                       ========= ===========

--------------------------------------------------------------------------------
                                      9

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


NOTES TO FINANCIAL STATEMENTS (continued)

3. INVESTMENT TRANSACTIONS

  At August 31, 2002, the cost of the investment securities for Federal income tax purposes was $33,442,072. Net unrealized appreciation was $816,833 of which $1,743,672 related to appreciated investment securities and $926,839 related to depreciated investment securities.

  For the year ended August 31, 2002, purchases and sales (including maturities) of securities, excluding short-term securities were $4,021,094 and $3,452,453, respectively.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment advisory and management services are provided by Money Management Advisers, Inc. (the "Adviser"), formerly Money Management Associates, a subsidiary of FBR National Bank & Trust (the "Administrator"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.50% of the Fund's average daily net assets. Certain officers and directors of the Fund are affiliated with the Adviser. Both the Adviser and the Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

  On December 28, 2001, shareholders approved Bradford & Marzec, Inc. to serve as the Fund's investment subadviser. The Adviser pays Bradford & Marzec, Inc. a fee at an annual rate of 0.20% on the Fund's average daily net assets. During the year ended August 31, 2002, Bradford & Marzec received $29,771 for its services.

  The Administrator provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the administrator serves as custodian of the Fund's assets and pays the operating expenses (not including extraordinary legal fees, marketing costs outside of routine shareholder communications and interest costs) of the Fund, in accordance with the administrative service agreement. For these services, the Administrator receives an annual fee of 0.30% of the average daily net assets of the Fund.

  Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. ("FBRIS") as the distributor of the Fund. FBRIS is an affiliate of the Adviser and serves as principal underwriter and distributor of the Fund's shares.

5. DISTRIBUTIONS TO SHAREHOLDERS

  Distributions during the years ended August 31, 2002 and 2001 were $620,742 and $585,821, respectively, and were characterized as ordinary income for tax purposes. As of August 31, 2002, distributable earnings from unrealized appreciation were $1,704,825. The difference between book basis and tax basis unrealized appreciation is attributable to the tax treatment of derivative investments.

--------------------------------------------------------------------------------
                                      10

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================



6. BORROWING AGREEMENT

  The Fund has an agreement with Custodial Trust Company to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at 100 basis points (100 basis points = 1%) over the 30-day LIBOR rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. During the year ended August 31, 2002, $325 was paid in interest on short-term borrowings. No borrowings were outstanding at August 31, 2002.

--------------------------------------------------------------------------------
                                      11

                                                    THE FBR RUSHMORE FUND, INC.
                                             FBR U.S. Government Bond Portfolio
================================================================================


INDEPENDENT AUDITOR'S REPORT

The Shareholders and Board of Directors of The FBR Rushmore Fund, Inc.:

We have audited the accompanying statement of net assets of the FBR U.S. Government Bond Portfolio of The FBR Rushmore Fund, Inc. as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FBR U.S. Government Bond Portfolio of The FBR Rushmore Fund, Inc. as of August 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Baltimore, MD
September 20, 2002

--------------------------------------------------------------------------------
                                      12

                                                    THE FBR RUSHMORE FUND, INC.
================================================================================


Supplemental Information
(unaudited)

Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling 800.343.3355.

                                        No. of
       Name, Age           Term of     Funds in
        Address           Office and   Complex            Principal Occupation(s)             Other Trusteeships/
  Position with Trust       Tenure     Overseen             during past 5 years             Directorships by Trustee
--------------------------------------------------------------------------------------------------------------------
Webb C. Hayes, IV*, 54  Chairman,         5     Senior Managing Director, Friedman,          Chairman and Director
1001 19th Street North  President,              Billings, Ramsey & Co., Inc. and head of     of FBR National Bank
Arlington, VA 22209     Treasurer and           the Private Client Group since 1999. Vice    & Trust
Chairman, President,    Director since          Chairman, United Bank 1997-1999.
Treasurer and Director  October 2001            President and CEO, George Mason Bank,
                                                NA 1995-1997. Chairman and CEO,
                                                Palmer National Bancorp. 1984-1995.
--------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson, 60 Director since    5     President, MAJ Capital Management, Inc.,     None
4922 Fairmont Avenue    October 2001            a private investment firm, since June 1994.
Bethesda, MD 20814                              Portfolio Manager to Senior Vice
Director                                        President of Corporate Finance at Student
                                                Loan Marketing Association 1973-1994.
--------------------------------------------------------------------------------------------------------------------
Michael A. Willner, 45  Director since    11    CEO AlphaGrip, Inc. January 2001 to          None
4922 Fairmont Avenue    June 2000               present; President, News Traders, Inc.
Bethesda, MD 20814                              from September 1996 to December 2000;
Director                                        President, Federal Filings, Inc. from 1986
                                                to 1995.
--------------------------------------------------------------------------------------------------------------------
F. David Fowler, 69     Director since    11    Retired, 1997. Dean, The George              MicroStrategy
4922 Fairmont Avenue    June 2000               Washington University School of Business
Bethesda, MD 20814                              and Public Management, 1992-1997;
Director                                        Partner, KPMG Peat Marwick from 1969
                                                to 1992.
--------------------------------------------------------------------------------------------------------------------
Louis T. Donatelli, 68  Director since    11    Chairman of Donatelli and Klein, Inc.        None
7200 Wisconsin Avenue   June 2000               since 2001 (President 1973-2001).
Suite 310                                       Chairman, First Potomac Realty
Bethesda, MD 20814                              Investment Trust since 1997.
Director
--------------------------------------------------------------------------------------------------------------------
Susan L. Silva*, 35,    Vice President    11    Vice President, FBR National Bank &          None
4922 Fairmont Avenue    and Controller          Trust since 2002. Manager, Fund
Bethesda, MD 20814      since 2002              Accounting, FBR National Bank & Trust,
Vice President                                  since 2000. Manager, Fund Accounting,
and Controller                                  Legg Mason Wood Walker 1996-1999.
--------------------------------------------------------------------------------------------------------------------
Stephenie E. Adams*, 33 Vice President    11    Vice President, FBR National Bank &          None
4922 Fairmont Avenue    and Secretary           Trust since May 2000. Manager,
Bethesda, MD 20814      since October           Rushmore Trust and Savings, FSB since
Vice President          1995                    October 1999. Manager, Fund
and Secretary                                   Administration and Marketing,
                                                Rushmore Services, Inc., July 1994-
                                                October 1999.
--------------------------------------------------------------------------------------------------------------------

*Interestedperson
Each Director will hold office until the Fund's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

--------------------------------------------------------------------------------
                                      13

                                   FBR FUNDS
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814
                                 800.343.3355
                              www.fbr.com/funds/

                              Investment Adviser
                        MONEY MANAGEMENT ADVISERS, INC.
                         1001 NINETEENTH STREET NORTH
                           ARLINGTON, VIRGINIA 22209

                                  Distributor
                         FBR INVESTMENT SERVICES, INC.
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                 Administrator, Custodian, and Transfer Agent
                           FBR NATIONAL BANK & TRUST
                             4922 FAIRMONT AVENUE
                           BETHESDA, MARYLAND 20814

                        Independent Public Accountants
                            DELOITTE & TOUCHE, LLP
                           100 SOUTH CHARLES STREET
                           BALTIMORE, MARYLAND 21201

                         This report is not authorized
                        for distribution to prospective
                      investors unless it is preceded or
                     accompanied by a current prospectus.

                           FRIEDMAN BILLINGS RAMSEY



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                          The FBR Rushmore Fund, Inc.

                                 Annual Report
                                August 31, 2002



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